Above market acquired charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
For the twelve month period ended June 30,
2017	$ 14,381
2018	14,381
2019	14,381
2020	14,396
2021	8,745
Thereafter	30,380
Total	96,664	$ 100,518
M/V Cape Agamemnon
For the twelve month period ended June 30,
2017	5,357
2018	5,357
2019	5,357
2020	5,358
2021	0
Thereafter	0
Total	21,429	24,100
M/V Hyundai Premium
For the twelve month period ended June 30,
2017	1,668
2018	1,668
2019	1,668
2020	1,668
2021	1,668
Thereafter	5,893
Total	14,233	15,060
M/V Hyundai Paramount
For the twelve month period ended June 30,
2017	1,670
2018	1,670
2019	1,670
2020	1,670
2021	1,670
Thereafter	6,011
Total	14,361	15,189
M/V Hyundai Prestige
For the twelve month period ended June 30,
2017	1,693
2018	1,693
2019	1,693
2020	1,697
2021	1,693
Thereafter	5,877
Total	14,346	15,190
M/V Hyundai Privilege
For the twelve month period ended June 30,
2017	1,672
2018	1,672
2019	1,672
2020	1,676
2021	1,672
Thereafter	6,273
Total	14,637	15,471
M/V Hyundai Platinum
For the twelve month period ended June 30,
2017	1,669
2018	1,669
2019	1,669
2020	1,674
2021	1,669
Thereafter	6,326
Total	14,676	15,508
M/V CMA CGM Magdalena
For the twelve month period ended June 30,
2017	652
2018	652
2019	652
2020	653
2021	373
Thereafter	0
Total	$ 2,982	$ 0